UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Growth Equity Fund Schedule of Investments June 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (99.5%)

Auto & Transportation (1.9%)
Burlington Northern Santa Fe Corp.	108,910	$5,128
Tidewater Inc.	111,210	4,239
C.H. Robinson Worldwide, Inc.	68,860	4,008

		13,375

Consumer Discretionary (18.3%)
* Google Inc.	63,660	18,726
* Yahoo! Inc.	408,370	14,150
* Coach, Inc.	280,930	9,431
* MGM Mirage, Inc.	205,020	8,115
* Starbucks Corp.	153,530	7,931
Marriott International, Inc. Class A	111,890	7,633
NIKE, Inc. Class B	84,880	7,351
* VeriSign, Inc.	212,250	6,104
Yum! Brands, Inc.	112,650	5,867
* Chico's FAS, Inc.	165,050	5,658
Best Buy Co., Inc.	81,380	5,579
* Monster Worldwide Inc.	176,850	5,072
* Electronic Arts Inc.	85,730	4,853
* Cogent Inc.	144,990	4,139
* Urban Outfitters, Inc.	72,630	4,117
* Sirius Satellite Radio, Inc.	538,500	3,490
* Williams-Sonoma, Inc.	78,930	3,123
Station Casinos, Inc.	45,110	2,995
* Fisher Scientific International Inc.	25,570	1,660

		125,994

Consumer Staples (8.9%)
PepsiCo, Inc.	381,660	20,583
The Procter & Gamble Co.	382,270	20,165
Sysco Corp.	185,990	6,731
Whole Foods Market, Inc.	45,290	5,358
CVS Corp.	179,260	5,211
* Constellation Brands, Inc. Class A	106,080	3,129

		61,177

Financial Services (8.1%)
American Express Co.	196,630	10,467
T. Rowe Price Group Inc.	146,970	9,200
Morgan Stanley	166,580	8,740
Prudential Financial, Inc.	116,390	7,642
Citigroup, Inc.	152,440	7,047
The Chicago Mercantile Exchange	22,390	6,616
Legg Mason Inc.	58,890	6,131

		55,843

Health Care (20.3%)
Johnson & Johnson	483,100	31,402
* Genentech, Inc.	168,930	13,562
* WellPoint Inc.	193,810	13,497
Pfizer Inc.	480,150	13,243
* Caremark Rx, Inc.	288,410	12,840
* Gilead Sciences, Inc.	264,030	11,615
* Amgen, Inc.	170,890	10,332
UnitedHealth Group Inc.	163,410	8,520
* Medco Health Solutions, Inc.	127,030	6,778
* Genzyme Corp.-General Division	107,410	6,454
C.R. Bard, Inc.	88,050	5,856
* St. Jude Medical, Inc.	78,860	3,439
* Sepracor Inc.	40,970	2,459

		139,997

Materials & Processing (3.0%)
Monsanto Co.	99,250	6,240
Cemex SA de CV ADR	126,240	5,355
Precision Castparts Corp.	63,840	4,973
Ashland, Inc.	52,430	3,768

		20,336

Other Energy (2.2%)
* Ultra Petroleum Corp.	141,070	4,283
* Transocean Inc.	77,790	4,198
* National-Oilwell Varco Inc.	78,070	3,711
CONSOL Energy, Inc.	52,650	2,821

		15,013

Producer Durables (7.6%)
Applied Materials, Inc.	657,920	10,645
The Boeing Co.	136,520	9,010
Caterpillar, Inc.	89,370	8,518
Goodrich Corp.	145,660	5,966
Nokia Corp. ADR	321,520	5,350
D. R. Horton, Inc.	133,230	5,011
Joy Global Inc.	118,110	3,967
Danaher Corp.	74,820	3,916

		52,383

Technology (20.9%)
Intel Corp.	878,020	22,881
Microsoft Corp.	917,870	22,800
* Dell Inc.	360,870	14,258
Texas Instruments, Inc.	455,470	12,785
* Broadcom Corp.	341,280	12,119
* Corning, Inc.	602,660	10,016
* Juniper Networks, Inc.	390,800	9,840
* EMC Corp.	669,570	9,180
* Cognizant Technology Solutions Corp.	146,420	6,901
* Marvell Technology Group Ltd.	172,270	6,553
* Flextronics International Ltd.	369,470	4,881
* Apple Computer, Inc.	128,790	4,741
* Comverse Technology, Inc.	177,240	4,192
* Tellabs, Inc.	324,750	2,825

		143,972

Utilities (1.8%)
America Movil SA de CV Series L ADR	121,630	7,250
* Comcast Corp. Class A	154,620	4,747

		11,997

Other (6.5%)
General Electric Co.	940,880	32,602
Fortune Brands, Inc.	84,250	7,481
ITT Industries, Inc.	50,170	4,898

		44,981

TOTAL COMMON STOCKS
(Cost $616,327)		685,068

TEMPORARY CASH INVESTMENT (3.0%)

Vanguard Market Liquidity Fund, 3.139%**
(Cost $20,947)	20,946,593	20,947

TOTAL INVESTMENTS (102.5%)
(Cost $637,274)		706,015

OTHER ASSETS AND LIABILITIES-NET (-2.5%)		(17,383)

NET ASSETS (100%)		$688,632

  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $637,274,000. Net unrealized appreciation of investment securities for tax purposes was $68,741,000, consisting of unrealized gains of $79,713,000 on securities that had risen in value since their purchase and $10,972,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.